CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,701	$ 4,517
Short-term bank deposit		502
Marketable securities	561	456
Trade receivables, net	1,368	2,059
Restricted cash deposit	600	679
Prepaid expenses	427	498
Other current assets	303	635
Total current assets	8,960	9,346
LONG-TERM ASSETS:
Marketable securities		455
Severance pay fund	200	163
Deferred taxes, net	147	46
Other long-term assets	38	81
Property and equipment, net	391	439
Total long-term assets	776	1,184
Total assets	9,736	10,530
CURRENT LIABILITIES:
Trade payables	1,020	1,087
Accrued expenses and other liabilities	1,511	1,195
Deferred revenues	2,152	2,867
Total current liabilities	4,683	5,149
LONG-TERM LIABILITIES:
Deferred revenues	321	660
Accrued severance pay	486	401
Other long-term liabilities	846	700
Total long-term liabilities	1,653	1,761
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.04 par value: Authorized: 7,500,000 shares at December 31, 2017 and 2016; Issued: 6,906,414 and 5,629,734 shares at December 31, 2017 and 2016, respectively; Outstanding: 5,794,618 and 4,517,938 shares at December 31, 2017 and 2016, respectively.	79	64
Additional paid-in capital	82,444	78,122
Treasury shares at cost: 1,111,796 Ordinary shares at December 31, 2017 and 2016	(17,863)	(17,863)
Accumulated other comprehensive income, net	250	131
Accumulated deficit	(61,510)	(56,834)
Total shareholders' equity	3,400	3,620
Total liabilities and shareholders' equity	$ 9,736	$ 10,530